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APPENDIX I.
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

     1.  Name and address of issuer:
         Separate Account Four of The Manufacturers Life Insurance Company of America (VUL)
         200 Bloor Street East, Toronto, Ontario M4W 1E5

     2.  Name of each series or class of funds for which this notice is filed:
         Variable Universal Life Contracts

     3.  Investment Company Act File Number: 811-5130

         Securities Act File Number: 33-13774

     4.  Last day of fiscal year for which this notice is filed:
         December 31, 1995

     5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                              N/A

     6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):
                                                              N/A

     7. Number and amount of securities or the same class of series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                                              None

     8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                                              None

     9.  Number and aggregate sale price of securities sold during the fiscal year:
                                         $42,822,921


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     10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                         $42,822,921

     11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instructions B.7):
                                                         None

     12. Calculation of registration fee:

       (i)   Aggregate sale price of securities sold during
             the fiscal year in reliance on rule 24f-2
             (from Item 10):                               $42,822,921


       (ii)  Aggregate price of shares issued in connection
             with dividend reinvestment plans (from
             Item 11, if applicable):                      +         0


       (iii) Aggregate price of shares redeemed or
             repurchased during the fiscal year
             (if applicable)                               -15,939,504


       (iv)  Aggregate price of shares redeemed or repur-
             chased and previously applied as a reduction
             to filing fees pursuant to rule 24e-2
             (if applicable):                                        0


       (v)   Net aggregate price of securities sold and
             issued during the fiscal year in reliance
             on rule 24f-2 [line (i), plus line (ii),
             less line (iii), plus line (iv)](if
             applicable)                                    31,618,621

       (vi)  Multiplier prescribed by Section 6(b) of the
             the Securities Act of 1933 or other applicable
             law or regulation (see Instruction C.6):        X  1/2900


       (vii) Fee due {line (i) or line (v) multiplied
             By line (vi)]                                $  10,902.97
                                                          ============


Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuers' fiscal year. See Instruction C.3.


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     13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules Of Informal and other Procedures (17 CFR 202.3a).
                                                                   [X]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                               February 15, 1996


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas Myers
                            ------------------------------------
                             Douglas Myers, Vice President


Date:   February 23, 1996


* Please print the name and title of the signing officer below the signature.


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February 23, 1996


Board of Directors
The Manufacturers Life Insurance Company
  of America
200 Bloor Street, East
Toronto, Ontario M4W 1E5


Gentlemen:

You have requested my opinion for use in conjunction with a Rule 24f-2 Notice for Separate Account Four of The Manufacturers Life Insurance Company of America (the "Separate Account") to be filed in respect of Flexible Premium Variable Annuity Policies (the "Policies") sold for the fiscal year ended December 31, 1995, pursuant to the registration statement filed with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933 (File No. 33-13774) and the Investment Company Act of 1940.

In its Post-Effective Amendment No. 15 filed September 15, 1994 to its Registration Statement, the Separate Account elected to register an indefinite number of Shares pursuant to the provisions of SEC Rule 24f-2.

I have reviewed the amended Registration Statement of the Fund and such other documents, records and certification of facts by a company officer as I have deemed necessary. On the basis of the foregoing, it is my opinion that the Policies sold for the fiscal year ended December 31, 1995, registration of which the Rule 24f-2 Notice makes definite in number, were legally issued and are legal and binding obligations of The Manufacturers Life Insurance Company of America enforceable in accordance with their terms.

I consent to your filing this opinion as an Exhibit to the Rule 24f-2 Notice referred to above, to the Registration Statement of the Fund and to any applicable statement filed under the Securities Laws of the United States.

Very truly yours,

/s/ Sheri L. Kocen

Sheri L. Kocen
Senior Counsel & Assistant Secretary

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